Consolidated Statements of Capitalization - (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Common Shareholders' Equity
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	120,000,000	120,000,000
Common Stock, Shares, Issued	49,728,662	50,656,553
Preferred Stock [Abstract]
Preferred Stock, Shares Authorized	3,000,000	3,000,000
Preferred Stock, Issued	0	0
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Due fiscal year 2015
Preferred Stock [Abstract]
Note Rate		4.83%
Due fiscal year 2016
Preferred Stock [Abstract]
Note Rate	5.17%	5.17%
Due fiscal year 2019
Preferred Stock [Abstract]
Note Rate	7.46%	7.46%
Due fiscal year 2020
Preferred Stock [Abstract]
Minimum Note Rate Range	2.25%	2.25%
Maximum Note Rate Range	4.76%	4.76%
Due fiscal year 2023
Preferred Stock [Abstract]
Note Rate	6.65%	6.65%
Due fiscal year 2025
Preferred Stock [Abstract]
Note Rate	5.44%	5.44%
Due fiscal year 2027
Preferred Stock [Abstract]
Minimum Note Rate Range	6.40%	6.40%
Maximum Note Rate Range	6.82%	6.82%
Due fiscal year 2028
Preferred Stock [Abstract]
Minimum Note Rate Range	6.57%	6.57%
Maximum Note Rate Range	6.85%	6.85%
Due fiscal year 2030
Preferred Stock [Abstract]
Maximum Note Rate Range	7.50%	7.50%
Due fiscal year 2036
Preferred Stock [Abstract]
Minimum Note Rate Range	5.70%	5.70%
Maximum Note Rate Range	5.78%	5.78%
Due fiscal year 2041
Preferred Stock [Abstract]
Note Rate	5.21%	5.21%
Due fiscal year 2044
Preferred Stock [Abstract]
Minimum Note Rate Range	4.22%	4.22%
Maximum Note Rate Range	5.00%	5.00%
Due fiscal year 2045
Preferred Stock [Abstract]
Minimum Note Rate Range	4.24%
Maximum Note Rate Range	4.60%
Washington Gas Light Company
Preferred Stock [Abstract]
Preferred Stock, Shares Authorized	1,500,000	1,500,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Washington Gas Light Company | Due fiscal year 2015
Preferred Stock [Abstract]
Note Rate		4.83%
Washington Gas Light Company | Due fiscal year 2016
Preferred Stock [Abstract]
Note Rate	5.17%	5.17%
Washington Gas Light Company | Due fiscal year 2019
Preferred Stock [Abstract]
Note Rate	7.46%	7.46%
Washington Gas Light Company | Due fiscal year 2020
Preferred Stock [Abstract]
Note Rate	4.76%	4.76%
Washington Gas Light Company | Due fiscal year 2023
Preferred Stock [Abstract]
Note Rate	6.65%	6.65%
Washington Gas Light Company | Due fiscal year 2025
Preferred Stock [Abstract]
Note Rate	5.44%	5.44%
Washington Gas Light Company | Due fiscal year 2027
Preferred Stock [Abstract]
Minimum Note Rate Range	6.40%	6.40%
Maximum Note Rate Range	6.82%	6.82%
Washington Gas Light Company | Due fiscal year 2028
Preferred Stock [Abstract]
Minimum Note Rate Range	6.57%	6.57%
Maximum Note Rate Range	6.85%	6.85%
Washington Gas Light Company | Due fiscal year 2030
Preferred Stock [Abstract]
Note Rate	7.50%	7.50%
Washington Gas Light Company | Due fiscal year 2036
Preferred Stock [Abstract]
Minimum Note Rate Range	5.70%	5.70%
Maximum Note Rate Range	5.78%	5.78%
Washington Gas Light Company | Due fiscal year 2041
Preferred Stock [Abstract]
Note Rate	5.21%	5.21%
Washington Gas Light Company | Due fiscal year 2044
Preferred Stock [Abstract]
Minimum Note Rate Range	4.22%	4.22%
Maximum Note Rate Range	5.00%	5.00%
Washington Gas Light Company | Due fiscal year 2045
Preferred Stock [Abstract]
Note Rate	4.24%
Common Stock | Washington Gas Light Company
Common Shareholders' Equity
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	46,479,536	46,479,536
Preferred Stock | Washington Gas Light Company
Preferred Stock [Abstract]
Preferred Stock, Shares Authorized	1,500,000	1,500,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Series One | Washington Gas Light Company
Preferred Stock [Abstract]
Preferred Stock, Shares Outstanding (in shares)	150,000	150,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 4.80	$ 4.80
Series Two | Washington Gas Light Company
Preferred Stock [Abstract]
Preferred Stock, Shares Outstanding (in shares)	70,600	70,600
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 4.25	$ 4.25
Series Three | Washington Gas Light Company
Preferred Stock [Abstract]
Preferred Stock, Shares Outstanding (in shares)	60,000	60,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 5.00	$ 5.00